PROPERTY, PLANT AND EQUIPMENT (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	¥ 100,712,423		¥ 103,492,552
Transfer to intangible assets (Note 6)	(27,941)		(434,287)
Transfer from right-of-use assets and non-current assets	1,542,324		1,982,812
Transfer from property, plant and equipment (Note 7)	(139,377)		(78,135)
Transfer to other non-current assets			(38,430)
Transfer to right-of-use assets (Note 20)	(68,377)		(885,141)
Additions	2,304,861		4,621,319
Business combination			53,601
Government grants	(81,618)		(42,322)
Disposals	(1,114,424)		(380,896)
Depreciation	(7,375,559)		(7,161,476)
Impairment loss	(2,328,131)	$ (365,335)	(416,842)	¥ (259,354)
Currency translation differences	2,848		(332)
Property, plant and equipment at end of period	93,427,029	$ 14,660,740	100,712,423	103,492,552
Transfer from right-of-use assets	1,343,000
Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	185,473,081
Property, plant and equipment at end of period	182,216,805		185,473,081
Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(84,760,658)
Property, plant and equipment at end of period	(88,789,776)		(84,760,658)
Buildings and infrastructure
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	42,265,254		40,777,430
Reclassifications and internal transfers	1,443,486		3,301,076
Transfer from right-of-use assets and non-current assets	143,646
Transfer from property, plant and equipment (Note 7)	(139,377)		(78,135)
Transfer to right-of-use assets (Note 20)			(140,254)
Additions	27,528		296,395
Business combination			1,290
Government grants	(447)		(1,646)
Disposals	(122,110)		(120,386)
Depreciation	(1,798,811)		(1,689,772)
Impairment loss	(1,163,722)		(80,641)
Currency translation differences	21,368		(103)
Property, plant and equipment at end of period	40,676,815		42,265,254	40,777,430
Buildings and infrastructure | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	63,188,384
Property, plant and equipment at end of period	64,118,401		63,188,384
Buildings and infrastructure | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(20,923,130)
Property, plant and equipment at end of period	(23,441,586)		(20,923,130)
Machinery
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	53,034,976		49,569,408
Reclassifications and internal transfers	1,435,604		7,114,160
Transfer from right-of-use assets and non-current assets	1,398,593		1,982,812
Additions	230,516		182,427
Business combination			52,357
Government grants	(81,171)		(40,676)
Disposals	(699,493)		(173,788)
Depreciation	(5,360,059)		(5,325,096)
Impairment loss	(1,000,412)		(326,445)
Currency translation differences	(18,141)		(183)
Property, plant and equipment at end of period	48,940,413		53,034,976	49,569,408
Machinery | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	114,561,974
Property, plant and equipment at end of period	111,919,569		114,561,974
Machinery | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(61,526,998)
Property, plant and equipment at end of period	(62,979,156)		(61,526,998)
Transportation facilities
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	1,163,307		429,581
Reclassifications and internal transfers	105,359		809,433
Additions	7,947		48,607
Business combination			(18)
Disposals	(12,441)		(27,145)
Depreciation	(181,204)		(96,999)
Impairment loss	(2,182)		(125)
Currency translation differences	(198)		(27)
Property, plant and equipment at end of period	1,080,588		1,163,307	429,581
Transportation facilities | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	2,844,604
Property, plant and equipment at end of period	2,731,095		2,844,604
Transportation facilities | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(1,681,297)
Property, plant and equipment at end of period	(1,650,507)		(1,681,297)
Office and other equipment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	362,167		355,094
Reclassifications and internal transfers	63,774		47,546
Transfer from right-of-use assets and non-current assets	85
Additions	4,318		10,659
Business combination			(28)
Disposals	(4,545)		(918)
Depreciation	(35,485)		(49,609)
Impairment loss	(46)		(558)
Currency translation differences	(181)		(19)
Property, plant and equipment at end of period	390,087		362,167	355,094
Office and other equipment | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	871,037
Property, plant and equipment at end of period	892,122		871,037
Office and other equipment | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(508,870)
Property, plant and equipment at end of period	(502,035)		(508,870)
Construction in progress
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	3,886,719		12,361,039
Reclassifications and internal transfers	(3,048,223)		(11,272,215)
Transfer to intangible assets (Note 6)	(27,941)		(434,287)
Transfer to other non-current assets			(38,430)
Transfer to right-of-use assets (Note 20)	(68,377)		(744,887)
Additions	2,034,552		4,083,231
Disposals	(275,835)		(58,659)
Impairment loss	(161,769)		(9,073)
Property, plant and equipment at end of period	2,339,126		3,886,719	¥ 12,361,039
Construction in progress | Cost
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	4,007,082
Property, plant and equipment at end of period	2,555,618		4,007,082
Construction in progress | Accumulated amortization and impairment
PROPERTY, PLANT AND EQUIPMENT
Property, plant and equipment at beginning of period	(120,363)
Property, plant and equipment at end of period	¥ (216,492)		¥ (120,363)